Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)

Principal Value
U.S. Treasury Bills – 76.7%
U.S. Treasury Bill, 4.33%, 10/28/2025 (a)(b) .................................... $ 26,800,000 $ 26,718,796
U.S. Treasury Bill, 4.01%, 12/4/2025 (a)(b) ..................................... 3,900,000 3,872,995
U.S. Treasury Bill, 4.00%, 12/11/2025 (a)(b) .................................... 37,000,000 36,719,786
U.S. Treasury Bill, 3.96%, 12/26/2025 (a) ...................................... 4,600,000 4,557,693
Total U.S. Treasury Bills (Cost $71,861,127) ........................................ 71,869,270
Shares
U.S. Exchange-Traded Funds – 10.0%
Alternative Funds – 10.0%
Simplify Currency Strategy ETF(c)
(Cost $9,080,361) ....................................................... 337,443 9,303,405
Number of
Contracts Notional Amount
Purchased Options – 4.1%
Calls – Exchange-Traded – 2.6%
Nasdaq 100 Index, October Strike Price $24,525, Expires 10/17/25 ........ 38 93,195,000 1,749,900
S&P 500 Index, October Strike Price $6,775, Expires 10/02/25 ........... 137 92,817,500 1,027
S&P 500 Index, October Strike Price $6,670, Expires 10/06/25 ........... 41 27,347,000 170,150
S&P 500 Index, October Strike Price $6,790, Expires 10/06/25 ........... 86 58,394,000 14,835
S&P 500 Index, October Strike Price $6,690, Expires 10/08/25 ........... 40 26,760,000 166,000
S&P 500 Index, October Strike Price $6,725, Expires 10/10/25 ........... 21 14,122,500 68,145
S&P 500 Index, October Strike Price $6,725, Expires 10/17/25 ........... 43 28,917,500 231,770
2,401,827
Calls - Over the Counter Barrier Options – 1.2%
OP0001MST, Expires 7/24/28, Call 100% (Counterparty: BNP) ........... 20,000,000 2,000,000 373,745
OP0001MST, Expires 7/31/28, Call 100% (Counterparty: BNP) ........... 20,000,000 2,000,000 400,298
OP0001MST, Expires 8/15/28, Call 100% (Counterparty: BNP) ........... 20,000,000 20,000,000 411,367
1,185,410
Puts - Over the Counter Barrier Options – 0.1%
RTY, Expires 1/26/26 90%, Put/70% KO (Counterparty: Goldman Sachs) ... 12,352 25,199,451 93,615
Puts – Exchange-Traded – 0.2%
Nasdaq 100 Index, October Strike Price $22,550, Expires 10/10/25(d) ...... 9 20,295,000 10,800
Russell 2000 Index, October Strike Price $2,215, Expires 10/10/25(d) ...... 96 21,264,000 10,560
Russell 2000 Index, October Strike Price $2,230, Expires 10/10/25(d) ...... 97 21,631,000 11,640
S&P 500 Index, October Strike Price $6,360, Expires 10/06/25 ........... 155 98,580,000 22,862
S&P 500 Index, October Strike Price $6,400, Expires 10/06/25 ........... 107 68,480,000 28,088
S&P 500 Index, October Strike Price $6,350, Expires 10/08/25 ........... 170 107,950,000 59,500
S&P 500 Index, October Strike Price $6,100, Expires 10/10/25(d) ......... 31 18,910,000 6,975
S&P 500 Index, October Strike Price $6,140, Expires 10/10/25(d) ......... 32 19,648,000 8,000
SPDR Gold Shares, October Strike Price $324, Expires 10/10/25(d) ....... 970 31,428,000 11,640
SPDR Gold Shares, October Strike Price $328, Expires 10/10/25(d) ....... 977 32,045,600 16,121
186,186
Total Purchased Options (Cost $4,457,619) ........................................... 3,867,038

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Shares Value
Money Market Fund – 0.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(e)
(Cost $740,504) ......................................................... 740,504 $ 740,504
Total Investments – 91.6%
(Cost $86,139,611) ............................................................ $ 85,780,217
Other Assets in Excess of Liabilities – 8.4% ........................................... 7,887,671
Net Assets – 100.0% ............................................................ $ 93,667,888
Number of
Contracts Notional Amount
Written Options – (0.9)%
Puts – Exchange-Traded – (0.3)%
Nasdaq 100 Index, October Strike Price $23,550, Expires 10/10/25 ........ (9) $ (21,195,000) $ (34,695)
Russell 2000 Index, October Strike Price $2,315, Expires 10/10/25 ........ (96) (22,224,000) (30,240)
Russell 2000 Index, October Strike Price $2,330, Expires 10/10/25 ........ (97) (22,601,000) (39,770)
S&P 500 Index, October Strike Price $6,400, Expires 10/10/25 ........... (31) (19,840,000) (20,460)
S&P 500 Index, October Strike Price $6,440, Expires 10/10/25 ........... (32) (20,608,000) (26,080)
SPDR Gold Shares, October Strike Price $334, Expires 10/10/25 ......... (970) (32,398,000) (27,160)
SPDR Gold Shares, October Strike Price $338, Expires 10/10/25 ......... (977) (33,022,600) (44,454)
(222,859)
Puts - Over the Counter Barrier Options – (0.6)%
VZ/BX/BRK WOF, Expires 9/18/26, P100%/75% NC1 EKI (Counterparty:
HSBC Bank)
(Premiums Received $289,000) .................................. (5,000,000) (3,750,000) $ (574,500)
Total Written Options (Premiums Received $606,140) ................................... $ (797,359)
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $37,361,567 have been pledged as collateral for options and swaps as of September
30, 2025.
(c) Affiliated fund managed by Simplify Asset Management Inc.
(d) Held in connection with Written Options.
(e) Rate shown reflects the 7-day yield as of September 30, 2025.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify Currency
Strategy ETF $ 7,566,932 $ 3,712,183 $ (2,260,714) $ (10,021) $ 295,025 $ 9,303,405 337,443 $ 185,594 $ —
$ 7,566,932 $ 3,712,183 $ (2,260,714) $ (10,021) $ 295,025 $ 9,303,405 337,443 $ 185,594 $ —

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

The following table shows the top 50 positions and related values of the securities within the OP0001MST, (Equity) basket.
As of September 30, 2025, the Fund had the following forward foreign currency contracts outstanding:
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation Depreciation
Goldman Sachs & Co. ...... 12/17/2025 USD 950,000 ARS 1,413,600,000 $ – $ (81,155)
Total unrealized appreciation
(depreciation) ............ $ – $ (81,155)
Currency Abbreviations:
USD : U.S. Dollar
Abbreviations:
EKI : European Knock In.  - Represents a knock-in option contract that begins to function as a normal option only once a certain price level is reached before expiration.
KO : Knock Out. - Represents a knock-out option contract with a built-in mechanism to expire worthless if a specified price level in the underlying asset(s) is reached.
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 76.7%
U.S. Exchange-Traded Funds .................................................................... 10.0%
Purchased Options ............................................................................ 4.1%
Money Market Fund ........................................................................... 0.8%
Total Investments ............................................................................. 91.6%
Other Assets in Excess of Liabilities ............................................................... 8.4%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Security description
Notional
Value
Long
Short Market Value % of basket
SX5E 10/03/25 P5235.0 Index $35,397,822 Short 22.7%
SPX US 10/01/25 P6505.0 Index 30,116,556 Short 19.3%
SPX US 10/01/25 P6540.0 Index 30,116,556 Short 19.3%
SX5E 10/03/25 P5200.0 Index 17,718,907 Short 11.4%
SX5E 10/03/25 P5125.0 Index 3,579,054 Short 2.3%
SX5E 10/03/25 P5025.0 Index 3,565,868 Short 2.3%
SX5E 10/17/25 P3725.0 Index 376,551 Long 0.2%
SX5E 10/17/25 P3800.0 Index 371,048 Long 0.2%
SX5E 10/17/25 P3850.0 Index 370,519 Long 0.2%
SX5E 10/17/25 P3925.0 Index 369,553 Long 0.2%
SX5E 11/21/25 P3775.0 Index 368,030 Long 0.2%
SX5E 10/17/25 P3800.0 Index 367,456 Long 0.2%
SX5E 11/21/25 P3975.0 Index 366,133 Long 0.2%
SX5E 11/21/25 P3875.0 Index 365,681 Long 0.2%
SX5E 10/17/25 P3600.0 Index 365,527 Long 0.2%
SX5E 10/17/25 P4025.0 Index 364,889 Long 0.2%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Security description
Notional
Value
Long
Short Market Value % of basket
SX5E 10/17/25 P3950.0 Index 364,832 Long 0.2%
SX5E 10/17/25 P4100.0 Index 364,605 Long 0.2%
SX5E 10/17/25 P3975.0 Index 364,264 Long 0.2%
SX5E 11/21/25 P3850.0 Index 364,184 Long 0.2%
SX5E 10/17/25 P3725.0 Index 363,827 Long 0.2%
SX5E 10/17/25 P3850.0 Index 363,780 Long 0.2%
SX5E 11/21/25 P3850.0 Index 363,775 Long 0.2%
SX5E 10/17/25 P3975.0 Index 363,771 Long 0.2%
SX5E 10/17/25 P3900.0 Index 363,256 Long 0.2%
SX5E 11/21/25 P4050.0 Index 363,238 Long 0.2%
SX5E 11/21/25 P3975.0 Index 363,119 Long 0.2%
SX5E 10/17/25 P3875.0 Index 363,039 Long 0.2%
SX5E 11/21/25 P4200.0 Index 362,782 Long 0.2%
SX5E 11/21/25 P3700.0 Index 362,776 Long 0.2%
SX5E 11/21/25 P3975.0 Index 362,739 Long 0.2%
SX5E 10/17/25 P3800.0 Index 362,698 Long 0.2%
SX5E 11/21/25 P4025.0 Index 362,601 Long 0.2%
SX5E 11/21/25 P3825.0 Index 361,603 Long 0.2%
SX5E 11/21/25 P4075.0 Index 361,534 Long 0.2%
SX5E 10/17/25 P3700.0 Index 361,485 Long 0.2%
SX5E 10/17/25 P3975.0 Index 361,456 Long 0.2%
SX5E 11/21/25 P4125.0 Index 361,280 Long 0.2%
SX5E 10/17/25 P4100.0 Index 361,090 Long 0.2%
SX5E 11/21/25 P3850.0 Index 360,993 Long 0.2%
SX5E 11/21/25 P3800.0 Index 360,745 Long 0.2%
SX5E 10/17/25 P3875.0 Index 360,556 Long 0.2%
SX5E 11/21/25 P3900.0 Index 358,098 Long 0.2%
SX5E 12/19/25 P3875.0 Index 358,068 Long 0.2%
SX5E 11/21/25 P4025.0 Index 358,051 Long 0.2%
SX5E 11/21/25 P3775.0 Index 358,048 Long 0.2%
SX5E 12/19/25 P3925.0 Index 357,915 Long 0.2%
SX5E 11/21/25 P3800.0 Index 357,580 Long 0.2%
SX5E 11/21/25 P3825.0 Index 357,143 Long 0.2%
SX5E 12/19/25 P3875.0 Index 357,021 Long 0.2%
Other Components 19,552,560 — 12.5%
Total 100.0%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

* The following table shows the top 50 positions and related values of the securities within the ARCMCC1RS (Diversified
At September 30, 2025, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
ARCMCC1RS* 6/15/2026 0.00% (c) CITI 15,468,673 $ (136,799)
ARCMCC2RS* 6/15/2026 0.00% (c) GS 15,104,357 (26,492)
ARFIFMRRS* 10/15/2025 0.00% (c) UBS 14,540,704 (2,552)
ARFXXCCRS* 2/17/2026 0.00% (c) DB 15,349,446 81,635
BACVWWTRS* 10/15/2025 0.00% (c) BOA 6,479,660 (31,167)
CTABOATRS(d) 3/13/2026 4.88% (SOFR+0.65%)(c) BOA 24,887,863 159,021
DFEQDLPRS* 5/15/2026 0.00% (c) BOA 29,106,909 (26,606)
DFEQGDTRS* 10/15/2025 0.15% (c) UBS (11,791,777) (17,003)
DFEQPR2RS* 4/15/2026 0.00% (c) BOA 30,015,352 17,869
DFEQUDVRS* 4/15/2026 0.00% (c) GS (21,150,139) (9,092)
DFFIERVRS* 12/12/2025 0.00% (c) NOM 11,144,083 205,135
FOXBNPTRS(e) 11/28/2025 0.00% (EFFR + 0.55%)(c) BNP (3,506,293) (60,006)
FOXBOATRS(e) 3/13/2026 4.88% (SOFR+0.65%)(c) BOA (2,833,273) (48,673)
FOXCI1TRS(e) 3/13/2026 4.98% (SOFR+0.65%)(c) CITI (802,307) (13,797)
GSISCDTRS* 10/15/2025 0.00% (c) GS 12,454,151 (4,567)
JPOSFTRS* 7/15/2026 0.00% (c) JPM (15,104,044) (9,594)
Morgan Stanley Custom Junk
Index* 2/17/2026 4.08% (EFFR - 0.25%)(c) MSCS 37,962,915 350,144
Morgan Stanley Custom Quality
Index* 2/17/2026 4.68% (EFFR + 0.35%)(c) MSCS 47,666,656 270,327
MQCP44TRS* 10/15/2025 2.52% (c) MAC 10,083,719 (28,103)
NMVVR1TRS* 10/15/2025 0.00% (c) NOM 10,875,424 157,603
SGDRCTTRS* 1/15/2026 0.18% (c) SG 7,935,437 (13,543)
SGIXTTTRS* 1/15/2026 0.20% (c) SG 9,663,356 3,589
VCEQCE2RS* 1/16/2026 0.10% (c) BOA 8,642,382 15,899
VCEQUS2RS* 8/17/2026 0.00% (c) BOA 29,809,028 53,569
VMACBTRS* 10/15/2025 0.15% (c) MAC 12,732,046 (156,694)
$ 730,103
* The aggregate unrealized of the constituents of the swap reference index have been shown below for derivative based indices.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
(d) Based on Simplify Managed Futures Strategy ETF.
(e) Based on Simplify Currency Strategy ETF.
Abbreviations:
BNP : BNP Paribas
EFFR : Effective Federal Funds Rate
GS : Goldman Sachs
JPM : JP Morgan
MSCS : Morgan Stanley Capital Services LLC
NOM : Nomura International
SOFR : Secured Overnight Financing Rate

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Commodity Carry Basket 3, Commodity) basket.
Security description
Notional
Value
Long
Short Market Value % of basket
CCK6 Comdty $128,187 Long 17.0%
CCZ5 Comdty 110,334 Short 14.7%
LAK6 Comdty 40,805 Long 5.4%
LNK6 Comdty 36,764 Long 4.9%
LAX5 Comdty 28,250 Short 3.8%
LNK6 Comdty 28,070 Long 3.7%
LNX5 Comdty 28,043 Short 3.7%
LXK6 Comdty 23,579 Long 3.1%
SMZ5 Comdty 22,307 Long 3.0%
GCZ5 Comdty 22,255 Short 3.0%
LNX5 Comdty 17,985 Short 2.4%
GCM6 Comdty 15,816 Long 2.1%
GCZ5 Comdty 15,807 Short 2.1%
LPX5 Comdty 15,732 Short 2.1%
LXX5 Comdty 15,617 Short 2.1%
LAK6 Comdty 13,717 Long 1.8%
GCM6 Comdty 13,393 Long 1.8%
LAX5 Comdty 12,851 Short 1.7%
LAX5 Comdty 11,880 Short 1.6%
CCH6 Comdty 9,458 Long 1.3%
CCK6 Comdty 9,447 Long 1.3%
CCZ5 Comdty 9,392 Long 1.2%
GCJ6 Comdty 9,273 Long 1.2%
LNX5 Comdty 9,191 Short 1.2%
LLX5 Comdty 7,529 Short 1.0%
LXK6 Comdty 7,260 Long 1.0%
LXX5 Comdty 6,917 Short 0.9%
LXJ6 Comdty 6,716 Long 0.9%
LXK6 Comdty 6,705 Long 0.9%
LXM6 Comdty 6,697 Long 0.9%
CCZ5 Comdty 6,028 Short 0.8%
LLZ5 Comdty 5,963 Short 0.8%
QSK6 Comdty 3,664 Long 0.5%
QSK6 Comdty 2,704 Long 0.4%
LLK6 Comdty 2,631 Long 0.3%
LLX5 Comdty 2,616 Short 0.3%
LXX5 Comdty 2,506 Short 0.3%
QSX5 Comdty 2,401 Long 0.3%
QSZ5 Comdty 2,354 Long 0.3%
QSF6 Comdty 2,323 Long 0.3%
NGZ25 Comdty 2,303 Short 0.3%
SMK6 Comdty 2,207 Long 0.3%
SMK6 Comdty 2,189 Long 0.3%
SMZ5 Comdty 2,168 Short 0.3%
QSX5 Comdty 2,038 Short 0.3%
SMZ5 Comdty 1,939 Short 0.3%
CLX5 Comdty 1,625 Short 0.2%
LLX5 Comdty 1,464 Short 0.2%
CLZ5 Comdty 1,053 Short 0.1%
CLK6 Comdty 936 Long 0.1%
Other Components 11,967 — 1.6%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

* The following table shows the top 50 positions and related values of the securities within the ARCMCC2RS (Diversified
Commodity Carry Basket 4, Commodity) basket.
Security description
Notional
Value
Long
Short Market Value % of basket
Total 100.0%
Security description
Notional
Value
Long
Short Market Value % of basket
GCZ5 Comdty $3,372,782 Long 6.3%
GCZ5 Comdty 3,236,873 Short 6.1%
NGF26 Comdty 1,739,254 Long 3.3%
NGX25 Comdty 1,550,119 Short 2.9%
COF6 Comdty 1,111,273 Long 2.1%
SIZ5 Comdty 1,108,727 Long 2.1%
SIZ5 Comdty 1,064,050 Short 2.0%
LCZ5 Comdty 1,053,689 Short 2.0%
COK6 Comdty 1,014,481 Short 1.9%
HGZ5 Comdty 1,010,476 Long 1.9%
NGH26 Comdty 1,010,044 Short 1.9%
S F6 Comdty 991,320 Long 1.9%
CLF6 Comdty 948,534 Long 1.8%
S X5 Comdty 934,123 Short 1.8%
HGK6 Comdty 922,167 Short 1.7%
CLX5 Comdty 920,496 Short 1.7%
C N6 Comdty 895,489 Long 1.7%
QSX5 Comdty 854,567 Short 1.6%
C Z5 Comdty 795,284 Short 1.5%
C K6 Comdty 756,618 Long 1.4%
LAK26 Comdty 724,082 Long 1.4%
S N6 Comdty 712,969 Long 1.3%
LCJ6 Comdty 710,366 Long 1.3%
CLF6 Comdty 701,223 Long 1.3%
NGK26 Comdty 701,071 Long 1.3%
LAX25 Comdty 689,958 Short 1.3%
HOX5 Comdty 662,936 Short 1.2%
BOF6 Comdty 660,196 Long 1.2%
LCJ6 Comdty 639,124 Long 1.2%
BOZ5 Comdty 629,144 Short 1.2%
BOH6 Comdty 597,267 Short 1.1%
BON6 Comdty 596,810 Long 1.1%
SMZ5 Comdty 586,495 Short 1.1%
KCZ5 Comdty 548,169 Short 1.0%
KCK6 Comdty 529,434 Long 1.0%
CLN6 Comdty 525,499 Short 1.0%
SMF6 Comdty 524,816 Long 1.0%
KCU6 Comdty 523,728 Short 1.0%
XBX5 Comdty 498,771 Short 0.9%
CTZ5 Comdty 468,990 Short 0.9%
C U6 Comdty 461,675 Short 0.9%
QSF6 Comdty 441,802 Long 0.8%
W Z5 Comdty 429,656 Long 0.8%
KCH6 Comdty 420,529 Long 0.8%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

* The following table shows the individual and related values of the securities within the ARFIFMRRS (FX Mean Reversion,
Foreign Exchange) basket.
* The following table shows the top 50 positions and related values of the securities within the ARFXXCCRS (Cross Currency
Carry, Foreign Exchange) basket.
Security description
Notional
Value
Long
Short Market Value % of basket
QSF6 Comdty 416,266 Long 0.8%
SBH6 Comdty 415,243 Long 0.8%
W Z5 Comdty 412,343 Short 0.8%
SBH6 Comdty 398,511 Short 0.7%
W N6 Comdty 394,254 Short 0.7%
LNK6 Comdty 393,685 Long 0.7%
Other Components 11,630,202 — 21.8%
Total 100.0%
Security description
Notional
Value
Long
Short Market Value % of basket
NZD/USD 2025-12-31 Curncy $3,043,659 Long 32.1%
AUD/USD 2025-12-31 Curncy 2,078,362 Short 22.0%
NOK/USD 2025-12-31 Curncy 1,589,758 Short 16.8%
CAD/USD 2025-12-31 Curncy 1,378,099 Long 14.6%
SEK/USD 2025-12-31 Curncy 835,058 Short 8.8%
GBP/USD 2025-12-31 Curncy 309,409 Long 3.3%
CHF/USD 2025-12-31 Curncy 232,895 Short 2.5%
Total 100.0%
Security description
Notional
Value
Long
Short Market Value % of basket
JPY/USD Swap 2y2y 17/03/2027
19/03/2029
$2,883,257,683 Long 13.7%
JPY/USD Swap 2y2y 16/12/2026
18/12/2028
2,883,257,678 Long 13.7%
JPY/USD Swap 2y2y 16/06/2027
18/06/2029
2,883,257,675 Long 13.7%
JPY/USD Swap 2y2y 15/09/2027
18/09/2029
2,883,257,673 Long 13.7%
JPY/USD Swap 2y3y 16/06/2027
17/06/2030
1,918,448,697 Long 9.1%
JPY/USD Swap 2y3y 16/12/2026
17/12/2029
1,918,448,693 Long 9.1%
JPY/USD Swap 2y3y 15/09/2027
17/09/2030
1,918,448,693 Long 9.1%
JPY/USD Swap 2y3y 17/03/2027
18/03/2030
1,918,448,692 Long 9.1%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Security description
Notional
Value
Long
Short Market Value % of basket
JPY/USD Swap 10y10y 22/03/2035
22/03/2045
420,849,856 Short 2.0%
JPY/USD Swap 10y10y 19/09/2035
19/09/2045
420,849,856 Short 2.0%
JPY/USD Swap 10y10y 20/12/2034
20/12/2044
420,849,854 Short 2.0%
JPY/USD Swap 10y10y 20/06/2035
20/06/2045
420,849,854 Short 2.0%
JPY/USD Swap 5y5y 21/03/2030
22/03/2035
9,919,454 Short 0.0%
JPY/USD Swap 5y5y 18/09/2030
18/09/2035
9,919,454 Short 0.0%
JPY/USD Swap 5y5y 20/06/2030
20/06/2035
9,919,454 Short 0.0%
JPY/USD Swap 5y5y 19/12/2029
19/12/2034
9,919,454 Short 0.0%
JPY/USD Swap 2y8y 16/12/2026
18/12/2034
4,985,361 Long 0.0%
JPY/USD Swap 2y8y 17/03/2027
19/03/2035
4,985,361 Long 0.0%
JPY/USD Swap 2y8y 15/09/2027
18/09/2035
4,985,361 Long 0.0%
JPY/USD Swap 2y8y 16/06/2027
18/06/2035
4,985,361 Long 0.0%
EUR/USD Swap 10y10y 19/09/2035
19/09/2045
4,758,973 Short 0.0%
EUR/USD Swap 10y10y 20/06/2035
20/06/2045
4,758,973 Short 0.0%
EUR/USD Swap 10y10y 21/03/2035
21/03/2045
4,758,973 Short 0.0%
EUR/USD Swap 10y10y 20/12/2034
20/12/2044
4,758,973 Short 0.0%
CAD/USD Swap 2y2y 16/12/2026
18/12/2028
4,528,953 Short 0.0%
CAD/USD Swap 2y2y 15/09/2027
17/09/2029
4,528,953 Short 0.0%
CAD/USD Swap 2y2y 16/06/2027
18/06/2029
4,528,953 Short 0.0%
CAD/USD Swap 2y2y 17/03/2027
19/03/2029
4,528,953 Short 0.0%
AUD/USD Swap 2y2y 16/12/2026
18/12/2028
3,528,424 Short 0.0%
AUD/USD Swap 2y2y 17/03/2027
19/03/2029
3,528,424 Short 0.0%
AUD/USD Swap 2y2y 15/09/2027
17/09/2029
3,528,424 Short 0.0%
AUD/USD Swap 2y2y 16/06/2027
18/06/2029
3,528,424 Short 0.0%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

* The following table shows the top 50 positions and related values of the securities within the BACVWWTRS (Oil Convexity,
Commodity) basket.
Security description
Notional
Value
Long
Short Market Value % of basket
EUR/USD Swap 2y8y 16/06/2027
18/06/2035
2,735,877 Short 0.0%
EUR/USD Swap 2y8y 15/09/2027
17/09/2035
2,735,877 Short 0.0%
EUR/USD Swap 2y8y 17/03/2027
19/03/2035
2,735,877 Short 0.0%
EUR/USD Swap 2y8y 16/12/2026
18/12/2034
2,735,877 Short 0.0%
EUR/USD Swap 2y18y 16/12/2026
16/12/2044
2,425,411 Short 0.0%
EUR/USD Swap 2y18y 15/09/2027
15/09/2045
2,425,411 Short 0.0%
EUR/USD Swap 2y18y 16/06/2027
16/06/2045
2,425,411 Short 0.0%
EUR/USD Swap 2y18y 17/03/2027
17/03/2045
2,425,411 Short 0.0%
GBP/USD Swap 10y10y 20/12/2034
20/12/2044
1,298,814 Long 0.0%
GBP/USD Swap 10y10y 19/09/2035
19/09/2045
1,298,814 Long 0.0%
GBP/USD Swap 10y10y 20/06/2035
20/06/2045
1,298,814 Long 0.0%
GBP/USD Swap 10y10y 21/03/2035
21/03/2045
1,298,814 Long 0.0%
AUD/USD Swap 5y5y 20/03/2030
20/03/2035
779,260 Short 0.0%
AUD/USD Swap 5y5y 19/12/2029
19/12/2034
779,260 Short 0.0%
AUD/USD Swap 5y5y 18/09/2030
18/09/2035
779,260 Short 0.0%
AUD/USD Swap 5y5y 20/06/2030
20/06/2035
779,260 Short 0.0%
EUR/USD Swap 2y3y 16/06/2027
17/06/2030
618,781 Short 0.0%
EUR/USD Swap 2y3y 15/09/2027
16/09/2030
618,781 Short 0.0%
Other Components 2,225,139
—
0.0%
Total
100.0%
Security description
Notional
Value
Long
Short Market Value % of basket
COZ5 Comdty $192,947 Short 12.6%
CLG6 Comdty 151,101 Long 9.9%
CLF6 Comdty 147,794 Long 9.6%
CLZ5 Comdty 116,205 Long 7.6%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Security description
Notional
Value
Long
Short Market Value % of basket
COF6 Comdty 113,943 Short 7.4%
COG6 Comdty 84,569 Short 5.5%
COG6P 66.00 Comdty 63,273 Short 4.1%
COG6C 66.00 Comdty 52,463 Short 3.4%
COG6P 67.00 Comdty 41,592 Short 2.7%
COF6C 65.00 Comdty 34,378 Short 2.2%
COF6P 65.00 Comdty 27,800 Short 1.8%
COG6C 67.00 Comdty 26,235 Short 1.7%
COZ5P 67.00 Comdty 25,863 Short 1.7%
CLX5 Comdty 23,004 Long 1.5%
COF6P 70.00 Comdty 20,966 Short 1.4%
COZ5C 65.00 Comdty 19,821 Short 1.3%
COF6P 67.00 Comdty 18,860 Short 1.2%
COF6P 66.00 Comdty 16,204 Short 1.1%
COZ5C 67.00 Comdty 16,025 Short 1.0%
COH6 Comdty 15,600 Short 1.0%
COF6C 66.00 Comdty 14,230 Short 0.9%
COH6P 67.00 Comdty 14,001 Short 0.9%
COH6P 66.00 Comdty 12,731 Short 0.8%
CLG6P 44.00 Comdty 12,558 Long 0.8%
COH6C 65.00 Comdty 11,953 Short 0.8%
COZ5P 65.00 Comdty 11,846 Short 0.8%
COF6C 67.00 Comdty 11,806 Short 0.8%
COH6P 65.00 Comdty 11,572 Short 0.8%
COF6P 68.00 Comdty 10,810 Short 0.7%
COH6C 66.00 Comdty 10,436 Short 0.7%
COZ5C 66.00 Comdty 10,359 Short 0.7%
COZ5P 66.00 Comdty 10,205 Short 0.7%
COG6C 65.00 Comdty 10,152 Short 0.7%
COG6P 65.00 Comdty 9,292 Short 0.6%
COZ5P 74.00 Comdty 9,120 Short 0.6%
COH6C 67.00 Comdty 9,115 Short 0.6%
COZ5P 68.00 Comdty 7,949 Short 0.5%
COH6P 68.00 Comdty 7,663 Short 0.5%
CLG6P 43.00 Comdty 7,587 Long 0.5%
COZ5P 72.00 Comdty 7,330 Short 0.5%
CLF6P 44.00 Comdty 6,886 Long 0.4%
COG6P 68.00 Comdty 6,635 Short 0.4%
CLF6P 45.00 Comdty 6,091 Long 0.4%
CLZ5P 43.00 Comdty 5,542 Long 0.4%
COF6C 70.00 Comdty 4,995 Short 0.3%
CLF6P 43.00 Comdty 4,905 Long 0.3%
COF6C 68.00 Comdty 4,854 Short 0.3%
COZ5P 69.00 Comdty 4,752 Short 0.3%
CLG6P 45.00 Comdty 4,678 Long 0.3%
CLF6P 42.00 Comdty 4,523 Long 0.3%
Other Components 58,953
—
3.8%
Total
100.0%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

* The following table shows the top 50 positions and related values of the securities within the DFEQDLPRS (Defensive
Volatility Long, Equity ) basket.
Security description
Notional
Value
Long
Short Market Value % of basket
CASH $28,820,387 Long 99.1%
SPX 06/18/26 P5825 Index 18,238 Long 0.1%
SPX 06/18/26 P5725 Index 14,424 Long 0.0%
SPX 06/18/26 P5800 Index 12,762 Long 0.0%
SPX 06/18/26 P5675 Index 11,584 Long 0.0%
SPX 06/18/26 P5625 Index 11,122 Long 0.0%
SPX 06/18/26 P5850 Index 10,615 Long 0.0%
SPX 06/18/26 P5750 Index 9,815 Long 0.0%
SPX 06/18/26 P5700 Index 9,428 Long 0.0%
SPX 03/20/26 P5375 Index 9,104 Long 0.0%
SPX 06/18/26 P5950 Index 8,637 Long 0.0%
SPX 09/18/26 P6025 Index 7,746 Long 0.0%
SPX 09/18/26 P6000 Index 7,618 Long 0.0%
SPX 09/18/26 P5975 Index 7,475 Long 0.0%
SPX 06/18/26 P5650 Index 6,813 Long 0.0%
SPX 06/18/26 P5600 Index 6,539 Long 0.0%
SPX 06/18/26 P5925 Index 5,637 Long 0.0%
SPX 06/18/26 P5775 Index 5,007 Long 0.0%
SPX 03/20/26 P5325 Index 4,353 Long 0.0%
SPX 06/18/26 P5575 Index 4,275 Long 0.0%
SPX 06/18/26 P5475 Index 3,949 Long 0.0%
SPX 09/18/26 P5950 Index 3,679 Long 0.0%
SPX 03/20/26 P5425 Index 3,565 Long 0.0%
SPX 03/20/26 P5350 Index 3,339 Long 0.0%
SPX 03/20/26 P5300 Index 3,191 Long 0.0%
SPX 03/20/26 P5250 Index 3,053 Long 0.0%
SPX 06/18/26 P6000 Index 2,997 Long 0.0%
SPX 06/18/26 P5975 Index 2,938 Long 0.0%
SPX 03/20/26 P4750 Index 2,828 Long 0.0%
SPX 06/18/26 P5875 Index 2,708 Long 0.0%
SPX 03/20/26 P5100 Index 2,706 Long 0.0%
SPX 12/19/25 P5450 Index 2,656 Long 0.0%
SPX 03/20/26 P5075 Index 2,654 Long 0.0%
SPX 03/20/26 P5050 Index 2,606 Long 0.0%
SPX 12/19/25 P5425 Index 2,571 Long 0.0%
SPX 12/19/25 P5350 Index 2,382 Long 0.0%
SPX 12/19/25 P5500 Index 2,343 Long 0.0%
SPX 03/20/26 P5400 Index 2,324 Long 0.0%
SPX 03/20/26 P4850 Index 2,254 Long 0.0%
SPX 06/18/26 P5550 Index 2,096 Long 0.0%
SPX 06/18/26 P5525 Index 2,056 Long 0.0%
SPX 03/20/26 P5200 Index 1,960 Long 0.0%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

* The following table shows the top 50 positions and related values of the securities within the DFEQGDTRS (Dispersion,
Equity) basket.
Security description
Notional
Value
Long
Short Market Value % of basket
SPX 06/18/26 P5425 Index 1,905 Long 0.0%
SPX 03/20/26 P5125 Index 1,844 Long 0.0%
SPX 12/19/25 P5400 Index 1,676 Long 0.0%
SPX 03/20/26 P5000 Index 1,668 Long 0.0%
SPX 03/20/26 P4975 Index 1,638 Long 0.0%
SPX 12/19/25 P5375 Index 1,616 Long 0.0%
SPX 12/19/25 P5250 Index 1,437 Long 0.0%
SPX 12/19/25 P5475 Index 1,369 Long 0.0%
Other Components 17,275
—
0.1%
Total
100.0%
Security description
Notional
Value
Long
Short Market Value % of basket
SPY Equity $5,747,497 Long 63.9%
AMZN Equity 468,412 Long 5.2%
META Equity 225,668 Long 2.5%
KO Equity 84,823 Long 0.9%
MA Equity 76,304 Long 0.8%
COST Equity 67,593 Long 0.8%
V Equity 64,936 Long 0.7%
CRM Equity 57,869 Long 0.6%
INTU Equity 55,168 Long 0.6%
PG Equity 54,024 Long 0.6%
PM Equity 50,012 Long 0.6%
NFLX Equity 39,315 Long 0.4%
DIS Equity 37,563 Long 0.4%
PEP Equity 34,214 Long 0.4%
TXN Equity 27,084 Long 0.3%
AMD Equity 23,352 Long 0.3%
MCD Equity 19,524 Long 0.2%
T Equity 17,846 Long 0.2%
CVX Equity 16,350 Long 0.2%
BKNG Equity 16,157 Long 0.2%
NOW Equity 12,968 Long 0.1%
ISRG Equity 7,120 Long 0.1%
GEV Equity 5,786 Long 0.1%
TMO Equity 4,906 Long 0.1%
LIN Equity 2,967 Long 0.0%
C Equity 2,185 Long 0.0%
AAPL US 10/17/2025 C210 Equity 1,931 Long 0.0%
AAPL US 10/17/2025 C210 Equity 1,903 Long 0.0%
AAPL US 10/17/2025 C210 Equity 1,888 Long 0.0%
AAPL US 10/17/2025 C215 Equity 1,642 Long 0.0%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

* The following table shows the top 50 positions and related values of the securities within the DFEQPR2RS (Defensive
Shallow Hedge, Equity) basket.
Security description
Notional
Value
Long
Short Market Value % of basket
AAPL US 10/17/2025 C215 Equity 1,618 Long 0.0%
AAPL US 10/17/2025 C215 Equity 1,605 Long 0.0%
AAPL US 10/17/2025 C215 Equity 1,568 Long 0.0%
AAPL US 10/17/2025 C215 Equity 1,539 Long 0.0%
AAPL US 10/17/2025 C220 Equity 1,400 Long 0.0%
AAPL US 10/17/2025 C220 Equity 1,376 Long 0.0%
AAPL US 10/17/2025 C220 Equity 1,356 Long 0.0%
AAPL US 10/17/2025 C220 Equity 1,346 Long 0.0%
AAPL US 10/17/2025 C220 Equity 1,314 Long 0.0%
AAPL US 10/17/2025 C220 Equity 1,291 Long 0.0%
AAPL US 10/17/2025 C220 Equity 1,288 Long 0.0%
AAPL US 10/17/2025 C220 Equity 1,278 Long 0.0%
AAPL US 10/17/2025 C220 Equity 1,223 Long 0.0%
AAPL US 10/17/2025 C225 Equity 1,163 Long 0.0%
VZ Equity 1,163 Long 0.0%
AAPL US 10/17/2025 C225 Equity 1,145 Long 0.0%
AAPL US 10/17/2025 C225 Equity 1,125 Long 0.0%
AAPL US 10/17/2025 C205 Equity 1,124 Long 0.0%
AAPL US 10/17/2025 C225 Equity 1,109 Long 0.0%
AAPL US 10/17/2025 C205 Equity 1,108 Long 0.0%
Other Components 1,740,244
—
19.4%
Total
100.0%
Security description
Notional
Value
Long
Short Market Value % of basket
USD $29,585,887 Long 98.5%
ESZ5 Index 451,350 Long 1.5%
SPXW US 10/02/25 C6765 Index 267 Short 0.0%
SPXW US 10/03/25 C6790 Index 204 Short 0.0%
SPXW US 10/03/25 C6780 Index 200 Short 0.0%
SPXW US 10/02/25 C6770 Index 190 Short 0.0%
SPXW US 10/03/25 C6795 Index 164 Short 0.0%
SPXW US 10/02/25 C6775 Index 152 Short 0.0%
SPXW US 10/03/25 C6785 Index 138 Short 0.0%
SPXW US 10/06/25 C6810 Index 131 Short 0.0%
SPXW US 10/02/25 C6780 Index 127 Short 0.0%
SPXW US 10/03/25 C6800 Index 125 Short 0.0%
SPXW US 10/01/25 C6745 Index 116 Short 0.0%
SPXW US 10/02/25 C6760 Index 114 Short 0.0%
SPXW US 10/07/25 C6825 Index 109 Short 0.0%
SPXW US 10/01/25 C6740 Index 106 Short 0.0%
SPXW US 10/03/25 C6805 Index 105 Short 0.0%
SPXW US 10/02/25 C6785 Index 102 Short 0.0%
SPXW US 10/06/25 C6815 Index 101 Short 0.0%
SPXW US 10/07/25 C6830 Index 91 Short 0.0%
SPXW US 10/06/25 C6800 Index 88 Short 0.0%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

* The following table shows the top 50 positions and related values of the securities within the DFEQUDVRS (US Conditional
Volatility Hedge, Equity) basket.
Security description
Notional
Value
Long
Short Market Value % of basket
SPXW US 10/03/25 C6810 Index 85 Short 0.0%
SPXW US 10/06/25 C6820 Index 80 Short 0.0%
SPXW US 10/01/25 C6750 Index 77 Short 0.0%
SPXW US 10/02/25 C6790 Index 76 Short 0.0%
SPXW US 10/06/25 C6805 Index 70 Short 0.0%
SPXW US 10/06/25 C6825 Index 68 Short 0.0%
SPXW US 10/03/25 C6815 Index 66 Short 0.0%
SPXW US 10/02/25 C6795 Index 63 Short 0.0%
SPXW US 10/07/25 C6840 Index 60 Short 0.0%
SPXW US 10/03/25 C6820 Index 59 Short 0.0%
SPXW US 10/01/25 C6755 Index 58 Short 0.0%
SPXW US 10/02/25 C6755 Index 56 Short 0.0%
SPXW US 10/02/25 C6800 Index 51 Short 0.0%
SPXW US 10/02/25 C6805 Index 51 Short 0.0%
SPXW US 10/06/25 C6830 Index 51 Short 0.0%
SPXW US 10/01/25 C6760 Index 48 Short 0.0%
SPXW US 10/03/25 C6825 Index 46 Short 0.0%
SPXW US 10/07/25 C6850 Index 42 Short 0.0%
SPXW US 10/03/25 C6830 Index 39 Short 0.0%
SPXW US 10/01/25 C6765 Index 39 Short 0.0%
SPXW US 10/01/25 C6770 Index 39 Short 0.0%
SPXW US 10/02/25 C6810 Index 38 Short 0.0%
SPXW US 10/02/25 C6815 Index 38 Short 0.0%
SPXW US 10/06/25 C6840 Index 34 Short 0.0%
SPXW US 10/01/25 C6780 Index 34 Short 0.0%
SPXW US 10/01/25 C6785 Index 34 Short 0.0%
SPXW US 10/03/25 C6840 Index 33 Short 0.0%
SPXW US 10/03/25 C6850 Index 33 Short 0.0%
SPXW US 10/03/25 C6835 Index 30 Short 0.0%
Other Components 571
—
0.0%
Total
100.0%
Security description
Notional
Value
Long
Short Market Value % of basket
SPX 12/19/25 P6050 Index $34,713 Short 7.4%
SPX 11/21/25 P5900 Index 29,378 Short 6.3%
SPX 11/21/25 P5600 Index 24,448 Long 5.2%
SPX 12/19/25 P5700 Index 23,042 Long 4.9%
SPX 11/21/25 P6100 Index 19,593 Short 4.2%
SPX 12/19/25 P6100 Index 19,567 Short 4.2%
SPX 11/21/25 P5750 Index 14,282 Long 3.1%
SPX 12/19/25 P5750 Index 13,528 Long 2.9%
SPX 11/21/25 P5650 Index 13,088 Long 2.8%
SPX 11/21/25 P6000 Index 12,624 Short 2.7%
SPX 11/21/25 P5700 Index 12,177 Long 2.6%
SPX 11/21/25 P6050 Index 10,272 Short 2.2%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

The following table shows the individual positions and related values of the securities within the DFFIERVRS (EU Long Rates
Volatility, Fixed Income) basket.
Security description
Notional
Value
Long
Short Market Value % of basket
SPX 11/21/25 P5550 Index 10,183 Long 2.2%
SPX 11/21/25 P6150 Index 8,792 Short 1.9%
SPX 11/21/25 P5950 Index 8,686 Short 1.9%
SPX 11/21/25 P5850 Index 8,460 Short 1.8%
SPX 11/21/25 P5500 Index 7,953 Long 1.7%
SPXW 11/07/25 P6100 Index 7,533 Short 1.6%
SPX 12/19/25 P5650 Index 6,221 Long 1.3%
SPXW 10/31/25 P6100 Index 5,628 Short 1.2%
SPX 12/19/25 P6000 Index 5,131 Short 1.1%
SPXW 11/07/25 P6050 Index 4,875 Short 1.0%
SPXW 10/31/25 P6050 Index 3,625 Short 0.8%
SPXW 11/07/25 P5750 Index 3,593 Long 0.8%
SPXW 10/24/25 P6100 Index 3,518 Short 0.8%
SPXW 11/07/25 P6150 Index 3,140 Short 0.7%
SPXW 10/31/25 P5950 Index 2,923 Short 0.6%
SPXW 11/28/25 P6050 Index 2,874 Short 0.6%
SPXW 10/31/25 P6000 Index 2,778 Short 0.6%
SPXW 10/31/25 P5750 Index 2,668 Long 0.6%
SPX 10/17/25 P5900 Index 2,568 Short 0.5%
SPX 12/19/25 P5950 Index 2,504 Long 0.5%
SPX 11/21/25 P5450 Index 2,491 Long 0.5%
SPXW 11/14/25 P6050 Index 2,466 Short 0.5%
SPXW 11/07/25 P5700 Index 2,414 Long 0.5%
SPX 11/21/25 P5400 Index 2,368 Long 0.5%
SPXW 10/31/25 P6150 Index 2,366 Short 0.5%
SPX 12/19/25 P5900 Index 2,347 Long 0.5%
SPXW 10/24/25 P6050 Index 2,274 Short 0.5%
SPX 11/21/25 P5350 Index 2,252 Long 0.5%
SPX 10/17/25 P6000 Index 2,249 Short 0.5%
SPXW 10/31/25 P5700 Index 2,203 Long 0.5%
SPX 12/19/25 P5850 Index 2,203 Long 0.5%
SPX 10/17/25 P5850 Index 2,162 Short 0.5%
SPX 11/21/25 P5300 Index 2,146 Long 0.5%
SPXW 10/31/25 P5650 Index 2,083 Long 0.4%
SPX 10/17/25 P6100 Index 2,078 Short 0.4%
SPX 12/19/25 P5800 Index 2,071 Long 0.4%
SPX 11/21/25 P5250 Index 2,046 Long 0.4%
SPX 11/21/25 P5200 Index 1,950 Long 0.4%
Other Components 96,421
—
20.6%
Total
100.0%
Security description
Notional
Value
Long
Short Market Value % of basket
30Y10Y EUR Swaption Straddle $14,109,115 Long 16.9%
30Y10Y EUR Swaption Straddle 10,754,148 Long 12.9%
30Y20Y EUR Swaption Straddle 10,233,247 Long 12.3%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

The following table shows the top 50 positions and related values of the securities within the GSISCDTRS (Global Conditional
Volatility Hedge, Cross Asset) basket.
Security description
Notional
Value
Long
Short Market Value % of basket
30Y10Y EUR Swaption Straddle 7,761,262 Long 9.3%
30Y10Y EUR Swaption Straddle 5,683,083 Long 6.8%
30Y20Y EUR Swaption Straddle 5,033,841 Long 6.0%
30Y20Y EUR Swaption Straddle 4,951,945 Long 5.9%
20Y30Y EUR Swaption Straddle 4,922,645 Long 5.9%
30Y20Y EUR Swaption Straddle 3,829,364 Long 4.6%
5Y10Y EUR Swaption Straddle 3,829,174 Long 4.6%
3Y10Y EUR Swaption Straddle 3,435,328 Long 4.1%
20Y20Y EUR Swaption Straddle 2,923,743 Long 3.5%
3Y10Y EUR Swaption Straddle 2,728,696 Long 3.3%
20Y30Y EUR Swaption Straddle 1,486,956 Long 1.8%
Fixed Leg @ 09/3/2055 344,628 Short 0.4%
Fixed Leg @ 08/6/2055 260,823 Short 0.3%
Fixed Leg @ 07/9/2055 238,727 Short 0.3%
Fixed Leg @ 08/12/2054 185,019 Short 0.2%
Fixed Leg @ 07/9/2055 142,639 Short 0.2%
Fixed Leg @ 09/3/2055 113,250 Short 0.1%
Fixed Leg @ 08/6/2055 110,306 Short 0.1%
Fixed Leg @ 06/9/2045 101,847 Short 0.1%
Fixed Leg @ 08/12/2054 84,796 Short 0.1%
Fixed Leg @ 07/6/2045 58,876 Short 0.1%
Fixed Leg @ 06/12/2029 51,948 Short 0.1%
Fixed Leg @ 08/12/2027 34,866 Short 0.0%
Fixed Leg @ 07/6/2045 28,943 Short 0.0%
Fixed Leg @ 08/3/2028 28,860 Short 0.0%
Total
100.0%
Security description
Notional
Value
Long
Short Market Value % of basket
SX5E 11/21/25 P4950 Index $12,427 Short 2.8%
SPX 12/19/25 P6050 Index 10,218 Short 2.3%
NKY 12/12/25 P40250 Index 8,659 Short 2.0%
SPX 11/21/25 P5900 Index 8,647 Short 2.0%
SX5E 11/21/25 P4700 Index 8,198 Long 1.9%
SPX 11/21/25 P5600 Index 7,196 Long 1.6%
SPX 12/19/25 P5700 Index 6,782 Long 1.5%
NKY 11/14/25 P40250 Index 6,635 Short 1.5%
NKY 12/12/25 P38000 Index 6,270 Long 1.4%
SPX 11/21/25 P6100 Index 5,767 Short 1.3%
SPX 12/19/25 P6100 Index 5,760 Short 1.3%
SX5E 11/21/25 P4900 Index 5,495 Short 1.2%
CLZ5P 54.50 Comdty 5,030 Short 1.1%
SX5E 11/21/25 P5000 Index 4,897 Short 1.1%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Security description
Notional
Value
Long
Short Market Value % of basket
SX5E 11/21/25 P4650 Index 4,337 Long 1.0%
SX5E 12/19/25 P5000 Index 4,307 Short 1.0%
SX5E 11/21/25 P5050 Index 4,291 Short 1.0%
NKY 11/14/25 P37750 Index 4,256 Short 1.0%
SX5E 11/21/25 P4750 Index 4,236 Long 1.0%
SPX 11/21/25 P5750 Index 4,204 Long 1.0%
SX5E 12/19/25 P4750 Index 4,170 Long 0.9%
SPX 12/19/25 P5750 Index 3,982 Long 0.9%
SPX 11/21/25 P5650 Index 3,852 Long 0.9%
SPX 11/21/25 P6000 Index 3,716 Short 0.8%
SX5E 12/19/25 P4950 Index 3,700 Short 0.8%
NKY 11/14/25 P38500 Index 3,650 Short 0.8%
SPX 11/21/25 P5700 Index 3,584 Long 0.8%
NKY 12/12/25 P39500 Index 3,348 Short 0.8%
COF6P 59.00 Comdty 3,262 Short 0.7%
NKY 12/12/25 P37250 Index 3,242 Long 0.7%
CLZ5P 51.50 Comdty 3,232 Long 0.7%
NKY 12/12/25 P39750 Index 3,219 Short 0.7%
NKY 11/14/25 P36250 Index 3,194 Long 0.7%
CLZ5P 55.50 Comdty 3,156 Short 0.7%
CLF6P 54.50 Comdty 3,064 Short 0.7%
SPX 11/21/25 P6050 Index 3,024 Short 0.7%
SPX 11/21/25 P5550 Index 2,997 Long 0.7%
SX5E 12/19/25 P4700 Index 2,932 Long 0.7%
NKY 12/12/25 P37500 Index 2,930 Long 0.7%
CLZ5P 55.00 Comdty 2,862 Short 0.6%
NKY 11/14/25 P39750 Index 2,766 Short 0.6%
NKY 11/14/25 P35500 Index 2,743 Long 0.6%
COF6P 59.50 Comdty 2,696 Short 0.6%
SPX 11/21/25 P6150 Index 2,588 Short 0.6%
SPX 11/21/25 P5950 Index 2,557 Short 0.6%
NKY 12/12/25 P40750 Index 2,552 Short 0.6%
COF6P 58.00 Comdty 2,517 Short 0.6%
SPX 11/21/25 P5850 Index 2,490 Short 0.6%
NKY 11/14/25 P39500 Index 2,473 Short 0.6%
NKY 12/12/25 P40500 Index 2,456 Short 0.6%
Other Components 221,674
—
50.1%
Total
100.0%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

The following table shows the top 50 positions and related values of the securities within the JPOSFTRS (FX Volatility Carry,
Foreign Exchange) basket.
Security description
Notional
Value
Long
Short Market Value
% of
basket
USDCNH,Put,7.0047410540533654,24/10/2025,17/09/2025 $13,673 Short 0.1%
USDCNH,Put,7.0157740307410466,24/10/2025,17/09/2025 13,630 Short 0.1%
USDCNH,Put,7.026807007428728,24/10/2025,17/09/2025 13,587 Short 0.1%
USDCNH,Put,7.037839984116409,24/10/2025,17/09/2025 13,545 Short 0.1%
USDCNH,Put,7.048872960804091,24/10/2025,17/09/2025 13,503 Short 0.1%
USDCNH,Put,7.059905937491772,24/10/2025,17/09/2025 13,460 Short 0.1%
USDCNH,Put,7.070938914179453,24/10/2025,17/09/2025 13,418 Short 0.1%
USDCNH,Call,7.081971890867134,24/10/2025,17/09/2025 13,377 Short 0.1%
USDCNH,Call,7.093004867554815,24/10/2025,17/09/2025 13,335 Short 0.1%
USDCNH,Call,7.104037844242496,24/10/2025,17/09/2025 13,294 Short 0.1%
USDCNH,Call,7.115070820930177,24/10/2025,17/09/2025 13,252 Short 0.1%
USDCNH,Call,7.126103797617859,24/10/2025,17/09/2025 13,211 Short 0.1%
USDCNH,Put,7.037855597414949,14/10/2025,05/09/2025 13,171 Short 0.1%
USDCNH,Call,7.1371367743055405,24/10/2025,17/09/2025 13,171 Short 0.1%
USDCNH,Put,7.048567398951729,14/10/2025,05/09/2025 13,131 Short 0.1%
USDCNH,Call,7.148169750993222,24/10/2025,17/09/2025 13,130 Short 0.1%
USDCNH,Put,7.059279200488509,14/10/2025,05/09/2025 13,092 Short 0.1%
USDCNH,Call,7.159202727680903,24/10/2025,17/09/2025 13,090 Short 0.1%
USDCNH,Put,7.024206297884084,16/10/2025,09/09/2025 13,083 Short 0.1%
USDCNH,Put,7.06999100202529,14/10/2025,05/09/2025 13,052 Short 0.1%
USDCNH,Put,7.034812040403076,16/10/2025,09/09/2025 13,043 Short 0.1%
USDCNH,Put,7.08070280356207,14/10/2025,05/09/2025 13,013 Short 0.1%
USDCNH,Put,7.045417782922068,16/10/2025,09/09/2025 13,004 Short 0.1%
USDCNH,Put,7.09141460509885,14/10/2025,05/09/2025 12,973 Short 0.1%
USDCNH,Put,7.05602352544106,16/10/2025,09/09/2025 12,965 Short 0.1%
USDCNH,Put,7.10212640663563,14/10/2025,05/09/2025 12,934 Short 0.1%
USDCNH,Put,7.066629267960051,16/10/2025,09/09/2025 12,926 Short 0.1%
USDCNH,Call,7.112838208172411,14/10/2025,05/09/2025 12,895 Short 0.1%
USDCNH,Put,7.077235010479043,16/10/2025,09/09/2025 12,887 Short 0.1%
USDCNH,Put,7.04755860069878,10/10/2025,04/09/2025 12,869 Short 0.1%
USDCNH,Put,7.025947543304246,17/10/2025,10/09/2025 12,867 Short 0.1%
USDCNH,Call,7.123550009709191,14/10/2025,05/09/2025 12,856 Short 0.1%
USDCNH,Put,7.087840752998035,16/10/2025,09/09/2025 12,849 Short 0.1%
USDCNH,Put,7.058046289908036,10/10/2025,04/09/2025 12,831 Short 0.1%
USDCNH,Put,7.036402723833734,17/10/2025,10/09/2025 12,829 Short 0.1%
USDCNH,Call,7.13426181124597,14/10/2025,05/09/2025 12,818 Short 0.1%
USDCNH,Call,7.098446495517027,16/10/2025,09/09/2025 12,810 Short 0.1%
USDCNH,Put,7.0685339791172925,10/10/2025,04/09/2025 12,793 Short 0.1%
USDCNH,Put,7.046857904363222,17/10/2025,10/09/2025 12,791 Short 0.1%
USDCNH,Call,7.144973612782751,14/10/2025,05/09/2025 12,779 Short 0.1%
USDCNH,Call,7.1090522380360195,16/10/2025,09/09/2025 12,772 Short 0.1%
USDCNH,Put,7.079021668326548,10/10/2025,04/09/2025 12,755 Short 0.1%
USDCNH,Put,7.0573130848927095,17/10/2025,10/09/2025 12,753 Short 0.1%
USDCNH,Call,7.155685414319532,14/10/2025,05/09/2025 12,741 Short 0.1%
USDCNH,Call,7.1196579805550115,16/10/2025,09/09/2025 12,734 Short 0.1%
USDCNH,Put,7.027109697004865,20/10/2025,11/09/2025 12,733 Short 0.1%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

The following table shows the top 50 positions and related values of the securities within the Morgan Stanley Custom Junk
Index basket.
Security description
Notional
Value
Long
Short Market Value
% of
basket
USDCNH,Put,7.089509357535804,10/10/2025,04/09/2025 12,718 Short 0.1%
USDCNH,Put,7.067768265422197,17/10/2025,10/09/2025 12,716 Short 0.1%
USDCNH,Put,7.05212891266984,09/10/2025,03/09/2025 12,711 Short 0.1%
USDCNH,Call,7.166397215856311,14/10/2025,05/09/2025 12,703 Short 0.1%
Other Components 11,533,139
—
94.7%
Total
100.0%
Security description Shares
Long
Short Market Value % of basket
Intel Corp 17,090 Short (573,363) 1.5%
Acadia Healthcare Co Inc 17,514 Short (433,655) 1.1%
Centene Corp 11,843 Short (422,549) 1.1%
Weatherford International PLC 6,110 Short (418,110) 1.1%
Charter Communications Inc 1,504 Short (413,708) 1.1%
Sarepta Therapeutics Inc 21,463 Short (413,598) 1.1%
Tenet Healthcare Corp 2,009 Short (407,881) 1.1%
APA Corp 16,618 Short (403,493) 1.1%
Petco Health & Wellness Co Inc 104,086 Short (402,811) 1.1%
Warner Bros Discovery Inc 20,513 Short (400,613) 1.1%
MKS Inc 3,224 Short (398,979) 1.1%
Occidental Petroleum Corp 8,441 Short (398,823) 1.1%
GCI Liberty Inc 10,697 Short (398,691) 1.1%
Avis Budget Group Inc 2,462 Short (395,410) 1.0%
Caesars Entertainment Inc 14,624 Short (395,227) 1.0%
Viatris Inc 39,914 Short (395,148) 1.0%
Jazz Pharmaceuticals PLC 2,996 Short (394,870) 1.0%
Southwest Airlines Co 12,323 Short (393,212) 1.0%
GXO Logistics Inc 7,394 Short (391,053) 1.0%
Bunge Global SA 4,764 Short (387,079) 1.0%
BILL Holdings Inc 7,273 Short (385,267) 1.0%
Organon & Co 36,073 Short (385,257) 1.0%
Cleveland-Cliffs Inc 31,552 Short (384,938) 1.0%
Perrigo Co PLC 17,249 Short (384,126) 1.0%
Penn Entertainment Inc 19,923 Short (383,724) 1.0%
Millicom International Cellula 7,873 Short (382,164) 1.0%
Albemarle Corp 4,702 Short (381,276) 1.0%
Bruker Corp 11,698 Short (380,070) 1.0%
Coherent Corp 3,528 Short (380,025) 1.0%
Sealed Air Corp 10,664 Short (376,982) 1.0%
Civitas Resources Inc 11,582 Short (376,431) 1.0%
Air Lease Corp 5,902 Short (375,688) 1.0%
Delta Air Lines Inc 6,595 Short (374,290) 1.0%
Silgan Holdings Inc 8,670 Short (372,903) 1.0%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

The following table shows the top 50 positions and related values of the securities within the Morgan Stanley Custom Quality
Index basket.
Security description Shares
Long
Short Market Value % of basket
ManpowerGroup Inc 9,836 Short (372,796) 1.0%
Sirius XM Holdings Inc 16,005 Short (372,516) 1.0%
Ryder System Inc 1,961 Short (370,017) 1.0%
Olin Corp 14,787 Short (369,537) 1.0%
Darling Ingredients Inc 11,951 Short (368,942) 1.0%
United Airlines Holdings Inc 3,818 Short (368,413) 1.0%
Eastman Chemical Co 5,839 Short (368,162) 1.0%
DXC Technology Co 26,970 Short (367,605) 1.0%
Alcoa Corp 11,165 Short (367,229) 1.0%
Dow Inc 16,013 Short (367,179) 1.0%
Coty Inc 90,182 Short (364,335) 1.0%
Sotera Health Co 23,115 Short (363,599) 1.0%
Norwegian Cruise Line Holdings 14,734 Short (362,908) 1.0%
QuidelOrtho Corp 12,317 Short (362,740) 1.0%
Lumentum Holdings Inc 2,223 Short (361,686) 1.0%
Iridium Communications Inc 20,636 Short (360,299) 0.9%
Other Components 1,324,898
— (18,533,540)
48.8%
Total (37,962,918)
100.0%
Security description Shares
Long
Short Market Value % of basket
Applied Materials Inc 2,780 Long 569,211 1.1%
Karman Holdings Inc 7,448 Long 537,781 1.1%
Crane NXT Co 7,992 Long 536,034 1.1%
Lam Research Corp 3,986 Long 533,774 1.1%
Lululemon Athletica Inc 2,970 Long 528,534 1.1%
KLA Corp 481 Long 518,314 1.1%
Molina Healthcare Inc 2,698 Long 516,364 1.1%
Core & Main Inc 9,550 Long 514,083 1.0%
Fox Corp 8,086 Long 509,903 1.0%
Arthur J Gallagher & Co 1,642 Long 508,613 1.0%
DT Midstream Inc 4,473 Long 505,720 1.0%
AbbVie Inc 2,184 Long 505,634 1.0%
Grand Canyon Education Inc 2,302 Long 505,226 1.0%
Omnicom Group Inc 6,184 Long 504,153 1.0%
Ralliant Corp 11,501 Long 502,931 1.0%
Antero Midstream Corp 25,855 Long 502,620 1.0%
Essential Utilities Inc 12,572 Long 501,615 1.0%
Comfort Systems USA Inc 608 Long 501,422 1.0%
Elevance Health Inc 1,548 Long 500,313 1.0%
Talen Energy Corp 1,172 Long 498,573 1.0%
Intuit Inc 730 Long 498,255 1.0%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

The following table shows the top 50 positions and related values of the securities within the MQCP44TRS (Diversified
Commodity Carry, Basket 1 Commodity) basket.
Security description Shares
Long
Short Market Value % of basket
Cboe Global Markets Inc 2,030 Long 497,869 1.0%
Medical Properties Trust Inc 97,982 Long 496,770 1.0%
Alliant Energy Corp 7,341 Long 494,889 1.0%
Rollins Inc 8,421 Long 494,667 1.0%
Amphenol Corp 3,985 Long 493,188 1.0%
Accenture PLC 1,998 Long 492,655 1.0%
Brown & Brown Inc 5,229 Long 490,430 1.0%
Loar Holdings Inc 6,114 Long 489,155 1.0%
General Mills Inc 9,696 Long 488,885 1.0%
Cintas Corp 2,380 Long 488,420 1.0%
nVent Electric PLC 4,932 Long 486,509 1.0%
Cisco Systems Inc 7,091 Long 485,140 1.0%
Yum! Brands Inc 3,191 Long 485,107 1.0%
Otis Worldwide Corp 5,302 Long 484,757 1.0%
Marsh & McLennan Cos Inc 2,399 Long 483,418 1.0%
Rayonier Inc 18,207 Long 483,225 1.0%
Adobe Inc 1,369 Long 482,949 1.0%
Kraft Heinz Co/The 18,541 Long 482,816 1.0%
O'Reilly Automotive Inc 4,471 Long 481,987 1.0%
AutoZone Inc 112 Long 481,606 1.0%
CenterPoint Energy Inc 12,411 Long 481,543 1.0%
Chemed Corp 1,075 Long 481,124 1.0%
Ecolab Inc 1,756 Long 480,921 1.0%
Crown Holdings Inc 4,976 Long 480,638 1.0%
Texas Pacific Land Corp 515 Long 480,421 1.0%
ResMed Inc 1,752 Long 479,665 1.0%
H&R Block Inc 9,480 Long 479,385 1.0%
Hershey Co/The 2,561 Long 479,029 1.0%
CACI International Inc 960 Long 478,785 1.0%
Other Components 313,399
— 23,051,959
48.6%
Total 47,936,982
100.0%
Security description
Notional
Value
Long
Short Market Value % of basket
LNX5 Comdty $53,910 Short 8.5%
LNK6 Comdty 52,599 Long 8.3%
LNH6 Comdty 44,737 Long 7.0%
LAX25 Comdty 40,156 Short 6.3%
LNF6 Comdty 38,182 Short 6.0%
QCH6 Comdty 34,531 Long 5.4%
QCZ5 Comdty 34,528 Short 5.4%
LAH26 Comdty 28,497 Long 4.5%
LAK26 Comdty 25,159 Long 3.9%
GCZ5 Comdty 21,768 Short 3.4%
GCG6 Comdty 21,617 Long 3.4%
LNN6 Comdty 12,162 Long 1.9%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

The following table shows the positions and related values of the securities within the NMVVR1TRS (US Long Rates
Volatility, Fixed Income) basket.
Security description
Notional
Value
Long
Short Market Value % of basket
LXK6 Comdty 11,094 Long 1.7%
LXH6 Comdty 10,624 Long 1.7%
LTX5 Comdty 10,193 Short 1.6%
LAM26 Comdty 10,154 Short 1.6%
LNZ6 Comdty 9,607 Short 1.5%
QSX5 Comdty 8,881 Short 1.4%
LLX5 Comdty 8,703 Short 1.4%
LNG6 Comdty 8,543 Short 1.3%
LAF26 Comdty 7,338 Short 1.2%
LXF6 Comdty 6,920 Short 1.1%
SMZ5 Comdty 6,772 Short 1.1%
LXM6 Comdty 6,212 Short 1.0%
LTG6 Comdty 6,038 Long 0.9%
LXX5 Comdty 5,695 Short 0.9%
LTF6 Comdty 5,525 Long 0.9%
LTZ5 Comdty 5,409 Short 0.8%
LAN26 Comdty 5,345 Long 0.8%
SMK6 Comdty 5,086 Long 0.8%
LLK6 Comdty 4,952 Long 0.8%
CCN6 Comdty 4,440 Long 0.7%
CCH6 Comdty 4,409 Short 0.7%
LNJ6 Comdty 4,293 Long 0.7%
LTH6 Comdty 4,022 Long 0.6%
CAZ5 Comdty 3,991 Short 0.6%
CAH6 Comdty 3,982 Long 0.6%
SMH6 Comdty 3,778 Long 0.6%
LLH6 Comdty 3,583 Long 0.6%
LNZ5 Comdty 3,374 Short 0.5%
SMF6 Comdty 3,145 Short 0.5%
QSK6 Comdty 3,139 Long 0.5%
LXZ6 Comdty 3,105 Short 0.5%
LXZ5 Comdty 3,105 Short 0.5%
LXN6 Comdty 2,767 Long 0.4%
QSH6 Comdty 2,759 Long 0.4%
QSZ5 Comdty 2,182 Long 0.3%
LLG6 Comdty 2,118 Short 0.3%
LAJ26 Comdty 1,916 Short 0.3%
IJX5 Comdty 1,823 Short 0.3%
Other Components 24,471
—
3.8%
Total
100.0%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

10Y10Y USD Swaption Straddle,
Fixed Leg @ 06/6/2035
15Y30Y USD Swaption Straddle,
Fixed Leg @ 07/3/2040
53,264
47,391
Security description
Notional
Value
Long
Short Market Value % of basket
20Y10Y USD Swaption Straddle $18,484,567 Long 18.4%
20Y10Y USD Swaption Straddle 18,020,014 Long 17.9%
20Y10Y USD Swaption Straddle 8,654,532 Long 8.6%
20Y10Y USD Swaption Straddle 8,328,727 Long 8.3%
15Y10Y USD Swaption Straddle 7,156,001 Long 7.1%
20Y20Y USD Swaption Straddle 5,456,364 Long 5.4%
15Y10Y USD Swaption Straddle 5,101,977 Long 5.1%
15Y10Y USD Swaption Straddle 5,015,459 Long 5.0%
15Y10Y USD Swaption Straddle 4,967,425 Long 4.9%
15Y20Y USD Swaption Straddle 3,545,708 Long 3.5%
20Y20Y USD Swaption Straddle 3,129,264 Long 3.1%
20Y20Y USD Swaption Straddle 2,902,616 Long 2.9%
20Y20Y USD Swaption Straddle 2,696,343 Long 2.7%
10Y10Y USD Swaption Straddle 2,374,214 Long 2.4%
15Y30Y USD Swaption Straddle 2,151,868 Long 2.1%
20Y10Y USD Swaption Straddle,
Fixed Leg @ 07/9/2045
503,358 Short 0.5%
20Y10Y USD Swaption Straddle,
Fixed Leg @ 07/12/2044
489,882 Short 0.5%
20Y10Y USD Swaption Straddle,
Fixed Leg @ 07/6/2045
223,107 Short 0.2%
20Y10Y USD Swaption Straddle,
Fixed Leg @ 08/3/2045
212,844 Short 0.2%
15Y10Y USD Swaption Straddle,
Fixed Leg @ 07/3/2040
167,405 Short 0.2%
20Y20Y USD Swaption Straddle,
Fixed Leg @ 07/12/2044
142,169 Short 0.1%
15Y10Y USD Swaption Straddle,
Fixed Leg @ 06/6/2040
129,271 Short 0.1%
15Y10Y USD Swaption Straddle,
Fixed Leg @ 06/9/2040
125,507 Short 0.1%
15Y10Y USD Swaption Straddle,
Fixed Leg @ 07/12/2039
124,150 Short 0.1%
15Y20Y USD Swaption Straddle,
Fixed Leg @ 06/9/2040
85,073 Short 0.1%
20Y20Y USD Swaption Straddle,
Fixed Leg @ 08/3/2045
73,978 Short 0.1%
20Y20Y USD Swaption Straddle,
Fixed Leg @ 07/6/2045
73,938 Short 0.1%
20Y20Y USD Swaption Straddle,
Fixed Leg @ 07/9/2045
70,194 Short 0.1%
Short
Short
0.1%
0.0%
Total
100.0%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

The following table shows the individual positions and related values of the securities within the SGDRCTTRS (Dynamic
Rates Slope, Fixed Income) basket.
The following table shows the top 50 positions and related values of the securities within the SGIXPRTRS (Long Equity
Convexity, Equity) basket.
Security description
Notional
Value
Long
Short Market Value % of basket
Swap US 10/10/2025 2Y Rec-3.2431 $28,278,485 Long 87.5%
Swap US 10/10/2025 20Y Rec-3.843 4,029,281 Short 12.5%
Total
100.0%
Security description
Notional
Value
Long
Short Market Value % of basket
ESZ5 Index $5,417,830 Long 5.0%
SPX US 06/18/26 P3650 Index 4,604,548 Long 4.3%
SPX US 06/18/26 P3500 Index 3,382,522 Long 3.2%
SPX US 06/18/26 P3200 Index 3,173,185 Long 3.0%
SPX US 06/18/26 P3800 Index 2,936,363 Long 2.7%
SPX US 12/18/26 P3850 Index 2,817,640 Long 2.6%
SPX US 06/18/26 P3350 Index 2,729,663 Long 2.5%
SPX US 06/18/26 P3100 Index 2,584,003 Long 2.4%
SPX US 06/18/26 P3950 Index 2,448,567 Long 2.3%
SPX US 12/18/26 P3500 Index 2,427,945 Long 2.3%
SPX US 12/19/25 P3550 Index 2,092,488 Long 1.9%
SPX US 12/19/25 P3850 Index 1,779,091 Long 1.7%
SPX US 12/19/25 P3500 Index 1,745,478 Long 1.6%
SPX US 06/18/26 P3550 Index 1,735,268 Long 1.6%
SPX US 06/18/26 P5025 Index 1,645,295 Long 1.5%
SPX US 12/19/25 P3750 Index 1,589,619 Long 1.5%
SPX US 12/19/25 P4150 Index 1,531,170 Long 1.4%
SPX US 06/18/26 P3400 Index 1,499,532 Long 1.4%
SPX US 12/19/25 P4075 Index 1,463,230 Long 1.4%
SPX US 12/18/26 P3700 Index 1,460,994 Long 1.4%
SPX US 06/18/26 P4125 Index 1,418,091 Long 1.3%
SPX US 06/18/26 P3975 Index 1,407,094 Long 1.3%
SPX US 06/18/26 P4725 Index 1,390,504 Long 1.3%
SPX US 06/18/26 P3850 Index 1,361,883 Long 1.3%
SPX US 12/19/25 P4450 Index 1,331,679 Long 1.2%
SPX US 12/18/26 P4050 Index 1,313,186 Long 1.2%
SPX US 12/19/25 P3250 Index 1,248,311 Long 1.2%
SPX US 12/18/26 P4200 Index 1,236,882 Long 1.2%
SPX US 12/19/25 P3400 Index 1,217,816 Long 1.1%
SPX US 06/18/26 P4425 Index 1,183,032 Long 1.1%
SPX US 06/18/26 P4150 Index 1,172,101 Long 1.1%
SPX US 06/18/26 P4225 Index 1,169,101 Long 1.1%
SPX US 12/19/25 P4750 Index 1,168,779 Long 1.1%
SPX US 12/19/25 P4375 Index 1,167,883 Long 1.1%
SPX US 06/18/26 P4275 Index 1,167,875 Long 1.1%
SPX US 12/19/25 P3200 Index 1,138,961 Long 1.1%
SPX US 06/18/26 P4100 Index 1,086,935 Long 1.0%
SPX US 12/19/25 P5050 Index 1,034,039 Long 1.0%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

* The following table shows the top 50 positions and related values of the securities within the VCEQCE2RS (EU Volatility
Relative Value 2 Equity) basket.
Security description
Notional
Value
Long
Short Market Value % of basket
SPX US 12/19/25 P4650 Index 1,033,831 Long 1.0%
SPX US 12/18/26 P4400 Index 1,033,110 Long 1.0%
SPX US 12/18/26 P4525 Index 1,026,122 Long 1.0%
SPX US 06/18/26 P4575 Index 1,019,733 Long 0.9%
SPX US 06/18/26 P4450 Index 1,019,392 Long 0.9%
SPX US 06/18/26 P4525 Index 1,019,220 Long 0.9%
SPX US 12/18/26 P4175 Index 1,016,612 Long 0.9%
SPX US 12/19/25 P3700 Index 985,491 Long 0.9%
SPX US 12/19/25 P4950 Index 951,982 Long 0.9%
SPX US 06/18/26 P4200 Index 938,019 Long 0.9%
SPX US 06/18/26 P4875 Index 935,510 Long 0.9%
SPX US 06/18/26 P4400 Index 904,446 Long 0.8%
Other Components 24,215,277
—
22.6%
Total
100.0%
Security description
Notional
Value
Long
Short Market Value % of basket
EUR $9,867,440 Long 97.1%
VGZ5 Index 279,641 Long 2.8%
SX5E 11/21/25 P4475 Index 945 Long 0.0%
SX5E 11/21/25 P4375 Index 821 Long 0.0%
SX5E 11/21/25 P4525 Index 765 Long 0.0%
SX5E 11/21/25 P4500 Index 733 Long 0.0%
SX5E 11/21/25 P4425 Index 710 Long 0.0%
SX5E 11/21/25 P4350 Index 699 Long 0.0%
SX5E 11/21/25 P4400 Index 676 Long 0.0%
SX5E 12/19/25 P4500 Index 676 Long 0.0%
SX5E 11/21/25 P4625 Index 618 Long 0.0%
SX5E 12/19/25 P4425 Index 615 Long 0.0%
SX5E 12/19/25 P4450 Index 519 Long 0.0%
SX5E 11/21/25 P4650 Index 491 Long 0.0%
WSX5EA 10/03/25 P5395 Index 465 Short 0.0%
SX5E 11/21/25 P4450 Index 458 Long 0.0%
SX5E 12/19/25 P4400 Index 458 Long 0.0%
WSX5EA 10/03/25 P5390 Index 441 Short 0.0%
SX5E 12/19/25 P4475 Index 425 Long 0.0%
SX5E 12/19/25 P4550 Index 421 Long 0.0%
SX5E 11/21/25 P4600 Index 410 Long 0.0%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

* The following table shows the top 50 positions and related values of the securities within the VCEQUS2RS (Upside Risk Vol
Premium, Equity) basket.
Security description
Notional
Value
Long
Short Market Value % of basket
SX5E 12/19/25 P4525 Index 405 Long 0.0%
WSX5EA 10/03/25 P5385 Index 392 Short 0.0%
SX5E 11/21/25 P4325 Index 356 Long 0.0%
WSX5EA 10/03/25 P5375 Index 344 Short 0.0%
SX5E 12/19/25 P4375 Index 343 Long 0.0%
WSX5EA 10/03/25 P5370 Index 320 Short 0.0%
WSX5EA 10/03/25 P5365 Index 295 Short 0.0%
SX5E 11/21/25 P4675 Index 202 Long 0.0%
SX5E 11/21/25 P4550 Index 190 Long 0.0%
WSX5EA 10/03/25 P5325 Index 172 Short 0.0%
SX5E 10/17/25 P4400 Index 161 Long 0.0%
WSX5EA 10/03/25 P5175 Index 149 Short 0.0%
WSX5EA 10/03/25 P5200 Index 149 Short 0.0%
WSX5EA 10/03/25 P5225 Index 149 Short 0.0%
WSX5EA 10/03/25 P5300 Index 148 Short 0.0%
SX5E 11/21/25 P4300 Index 142 Long 0.0%
SX5E 11/21/25 P4575 Index 135 Long 0.0%
WSX5EA 10/03/25 P5275 Index 123 Short 0.0%
SX5E 10/17/25 P4375 Index 106 Long 0.0%
SX5E 10/17/25 P4350 Index 105 Long 0.0%
SX5E 10/17/25 P4425 Index 102 Long 0.0%
SX5E 10/17/25 P4450 Index 95 Long 0.0%
SX5E 10/17/25 P4600 Index 57 Long 0.0%
SX5E 11/21/25 P4275 Index 56 Long 0.0%
SX5E 11/21/25 P4250 Index 54 Long 0.0%
SX5E 11/21/25 P4225 Index 51 Long 0.0%
SX5E 10/17/25 P4300 Index 48 Long 0.0%
SX5E 10/17/25 P4575 Index 48 Long 0.0%
SX5E 10/17/25 P4550 Index 44 Long 0.0%
Other Components 308
— 0.0%
Total
100.0%
Security description
Notional
Value
Long
Short Market Value % of basket
USD $27,585,831 Long 92.3%
ESZ25 Index 2,281,952 Long 7.6%
SPXW US 10/01/25 C6735 Index 246 Short 0.0%
SPXW US 10/01/25 C6745 Index 186 Short 0.0%
SPXW US 10/01/25 C6740 Index 168 Short 0.0%
SPXW US 10/03/25 C6785 Index 146 Short 0.0%
SPXW US 10/02/25 C6765 Index 133 Short 0.0%
SPXW US 10/03/25 C6775 Index 130 Short 0.0%
SPXW US 10/01/25 C6750 Index 124 Short 0.0%
SPXW US 10/03/25 C6780 Index 121 Short 0.0%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

* The following table shows the top 50 positions and related values of the securities within the VMACBTRS (Volatility Relative
Value, Commodity) basket.
Security description
Notional
Value
Long
Short Market Value % of basket
SPXW US 10/03/25 C6790 Index 119 Short 0.0%
SPXW US 10/02/25 C6760 Index 108 Short 0.0%
SPXW US 10/07/25 C6820 Index 107 Short 0.0%
SPXW US 10/01/25 C6755 Index 101 Short 0.0%
SPXW US 10/06/25 C6810 Index 101 Short 0.0%
SPXW US 10/03/25 C6795 Index 96 Short 0.0%
SPXW US 10/02/25 C6770 Index 95 Short 0.0%
SPXW US 10/02/25 C6780 Index 91 Short 0.0%
SPXW US 10/02/25 C6775 Index 90 Short 0.0%
SPXW US 10/01/25 C6760 Index 89 Short 0.0%
SPXW US 10/06/25 C6815 Index 78 Short 0.0%
SPXW US 10/07/25 C6825 Index 77 Short 0.0%
SPXW US 10/01/25 C6765 Index 75 Short 0.0%
SPXW US 10/02/25 C6785 Index 71 Short 0.0%
SPXW US 10/01/25 C6770 Index 71 Short 0.0%
SPXW US 10/03/25 C6810 Index 67 Short 0.0%
SPXW US 10/07/25 C6830 Index 65 Short 0.0%
SPXW US 10/06/25 C6820 Index 62 Short 0.0%
SPXW US 10/06/25 C6805 Index 59 Short 0.0%
SPXW US 10/01/25 C6775 Index 57 Short 0.0%
SPXW US 10/01/25 C6780 Index 57 Short 0.0%
SPXW US 10/03/25 C6800 Index 56 Short 0.0%
SPXW US 10/03/25 C6815 Index 49 Short 0.0%
SPXW US 10/06/25 C6825 Index 49 Short 0.0%
SPXW US 10/03/25 C6805 Index 47 Short 0.0%
SPXW US 10/07/25 C6840 Index 42 Short 0.0%
SPXW US 10/03/25 C6820 Index 41 Short 0.0%
SPXW US 10/06/25 C6830 Index 37 Short 0.0%
SPXW US 10/03/25 C6825 Index 36 Short 0.0%
SPXW US 10/02/25 C6805 Index 34 Short 0.0%
SPXW US 10/03/25 C6830 Index 31 Short 0.0%
SPXW US 10/02/25 C6790 Index 31 Short 0.0%
SPXW US 10/07/25 C6850 Index 30 Short 0.0%
SPXW US 10/02/25 C6815 Index 26 Short 0.0%
SPXW US 10/06/25 C6840 Index 26 Short 0.0%
SPXW US 10/03/25 C6840 Index 25 Short 0.0%
SPXW US 10/03/25 C6850 Index 25 Short 0.0%
SPXW US 10/02/25 C6795 Index 24 Short 0.0%
SPXW US 10/01/25 C6785 Index 23 Short 0.0%
SPXW US 10/03/25 C6835 Index 22 Short 0.0%
Other Components 498 — 0.0%
Total 100.0%
Security description
Notional
Value
Long
Short Market Value % of basket
LPV25 Comdty $204,826 Long 47.7%
LPX25 Comdty 59,564 Long 13.9%
LXV5 Comdty 28,021 Long 6.5%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Security description
Notional
Value
Long
Short Market Value % of basket
GCJ6 Comdty 27,626 Long 6.4%
CCZ5 Comdty 27,318 Short 6.4%
GCZ5 Comdty 24,438 Long 5.7%
LAV25 Comdty 14,893 Long 3.5%
LXX5 Comdty 5,633 Long 1.3%
GCM6 Comdty 3,629 Long 0.8%
LAX25 Comdty 3,141 Long 0.7%
LLV5 Comdty 1,167 Short 0.3%
LPX5C 10100 Comdty 1,119 Short 0.3%
COZ5 Comdty 936 Short 0.2%
LPV5C 9850 Comdty 793 Short 0.2%
LPV5C 9900 Comdty 664 Short 0.2%
LPV5C 9825 Comdty 620 Short 0.1%
LPX5C 10150 Comdty 564 Short 0.1%
LPX5C 10350 Comdty 495 Short 0.1%
LPX5C 10400 Comdty 479 Short 0.1%
LPV5C 10000 Comdty 476 Short 0.1%
LLG6 Comdty 468 Short 0.1%
LPV5C 10100 Comdty 465 Short 0.1%
LLF6 Comdty 413 Short 0.1%
COF6 Comdty 404 Short 0.1%
LPV5C 9875 Comdty 386 Short 0.1%
CCZ5P 7450 Comdty 311 Short 0.1%
LPV5C 9925 Comdty 306 Short 0.1%
LLZ5 Comdty 289 Short 0.1%
LXV5C 2825 Comdty 262 Short 0.1%
LPX5C 10200 Comdty 261 Short 0.1%
LPX5P 10050 Comdty 259 Short 0.1%
LPX5C 10500 Comdty 251 Short 0.1%
LPX5C 10450 Comdty 249 Short 0.1%
CCZ5P 8550 Comdty 249 Short 0.1%
LPV5C 9975 Comdty 244 Short 0.1%
CCZ5P 7250 Comdty 234 Short 0.1%
LPV5C 10150 Comdty 232 Short 0.1%
CCZ5P 8350 Comdty 225 Short 0.1%
CCZ5P 7400 Comdty 222 Short 0.1%
LPV5C 9800 Comdty 220 Short 0.1%
GCZ5C 3250 Comdty 219 Short 0.1%
CCZ5P 8200 Comdty 215 Short 0.0%
LPV5C 10050 Comdty 206 Short 0.0%
CCZ5P 8100 Comdty 202 Short 0.0%
CCZ5P 8050 Comdty 193 Short 0.0%
LXV5C 2900 Comdty 192 Short 0.0%
LPV5C 10200 Comdty 188 Short 0.0%
LXX5C 2950 Comdty 182 Short 0.0%
GCJ6C 3565 Comdty 182 Short 0.0%
LLJ6 Comdty 180 Short 0.0%
Other Components
15,494 — 3.6%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Security description
Notional
Value
Long
Short Market Value % of basket
Total
(156,694)
100.0%